Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Table of Debt Securities FVTPL

	December 31, 2023	December 31, 2022
Government securities	223,932,573	33,957,345
Private securities - Corporate bonds	2,150,301	—
BCRA Liquidity Bills (1)	—	45,513,297

TOTAL	226,082,874	79,470,642

(1)	Due 01-12-2023

Table of Derivative Financial Assets FVTPL

	December 31, 2023	December 31, 2022
Foreign Currency Forwards	8,536,206	6,817,417
Put Options (1)	1,465,694	153,156
Interest Rate Swaps	—	92,737

TOTAL	10,001,900	7,063,310

(1)	The Entity subscribed options according to Communication “A” 7546 issued by the BCRA.

Table of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap

	December 31, 2023	December 31, 2022
Foreign Currency Forwards
Foreign currency forward purchases - US$	169,836	1,165,119
Foreign currency forward sales - US$ (3)	119,093	1,217,856
Foreign currency forward sales - Euros (3)	5,500	1,825
Interest R ate S waps
Fixed rate for floating rate (1)	—	1,500,000
Put Options
Put options taken (2)	142,183,107	4,685,000

(1)	Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.

(2)	See note 10.1

(3)	See note 17.1.

Table of Equity Instruments FVTPL

	December 31, 2023	December 31, 2022
BYMA - Bolsas y Mercados Argentinos S.A.	2,169,288	1,741,880
Banco de Valores de Buenos Aires S.A.	1,056,648	991,886
Mutual Funds	741,812	12,227,984

TOTAL	3,967,748	14,961,750